Schedule of supply chain finance (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 1,917,319	R$ 1,474,227
(-) Adjustment to present value	(28,100)	(21,590)
Supply chain finance	1,889,219	1,452,637
Domestic suppliers [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Suppliers	1,749,226	1,309,167
Foreign suppliers [member]
DisclosureOfSupplyChainFinanceLineItems [Line Items]
Suppliers	R$ 168,093	R$ 165,060